UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	September 30, 2025

Perkins Discovery Fund

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Perkins Discovery Fund Tailored Shareholder Report

semi-annual shareholder report September 30, 2025 Perkins Discovery Fund Ticker: PDFDX

This semi-annual shareholder report contains important information about the Perkins Discovery Fund, Investor Class Shares for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at www.perkinsfund.com/reports-to-investors/. You can also request this information by contacting us at (800) 673-0550 .

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Perkins Discovery Fund	$ 142	2.59%¹
¹	Annualized.

How did the Fund perform during the period?

For the period of April 1, 2025 to September 30, 2025 the Perkins Discovery Fund (the ”Fund”) returned 19.07%. In comparison, the S&P 500® Index returned 19.18% for the same period and the Dow Jones U.S. Micro-cap Total Stock Market Index returned 33.51%.

What key factors affected the Fund's performance?

As a micro-cap fund, the Fund was affected primarily by the relative performance of micro-cap stocks as compared to large-cap companies and the market as a whole. After several difficult years, during which micro-cap companies lagged behind large-caps, micro-caps made a low in April of 2025 and have had good performance since then during the six-month period.

Positioning

At the Perkins Discovery Fund, we follow a bottom-up approach, using both fundamental and technical chart analysis to find new investment opportunities one by one and to monitor our current holdings. During the six-month period, we added two holdings and disposed of four. As a result, the portfolio went from 29 holdings to 27. We started the period with 99.13% invested in equities and ended with 97.99% invested in equities.

Top Contributors	Top Detractors
Magnite, Inc.	Veracel Corp.
OptimizeRx Corp.	Elutia, Inc.
ANI Pharmaceuticals, Inc.	FlexShopper, Inc.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Perkins Discovery Fund - $23,472
S&P 500® Index - $34,835
Dow Jones U.S. Micro-Cap Total Stock Market Index - $17,911
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
9/30/2015
9/30/2016
9/30/2017
9/30/2018
9/30/2019
9/30/2020
9/30/2021
9/30/2022
9/30/2023
9/30/2024
9/30/2025

Annual Performance

Average Annual
          Total Return

	1 Year	5 Year	10 Year
Perkins Discovery Fund	9.76%	3.68%	8.91%
S&P 500® Index	16.07%	14.74%	13.29%
Dow Jones U.S. Micro-Cap Total Stock Market Index	26.06%	6.84%	6.00%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Dow Jones U.S. Micro-Cap Total Stock Market Index is an unmanaged index that measures the performance of the smallest publicly traded U.S. stocks, representing the micro-cap segment of the equity market.

Visit www.perkinsfund.com/performance/ for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Perkins Discovery Fund Tailored Shareholder Report

Sector Breakdown

HEALTH CARE SUPPLIES
17.89%
BIOTECHNOLOGY
14.08%
HEALTH CARE DRUGS/SERVICES
13.33%
SOFTWARE SERVICES
12.50%
INFORMATION TECHNOLOGY
12.26%
CONSUMER DISCRETIONARY
8.50%
HEALTH CARE SUPPORT
8.13%
HEALTH CARE TECHNOLOGY
7.36%
HEALTH CARE MANUFACTURING
3.94%
MONEY MARKET FUND
1.95%

Top Ten Holdings
ANI Pharmaceuticals, Inc.	8.67%
Axogen, Inc.	8.65%
Veracyte, Inc.	8.45%
Natera, Inc.	7.80%
Magnite, Inc.	6.50%
ePlus, Inc.	5.30%
Digi International, Inc.	4.89%
BioLife Solutions, Inc.	4.76%
OptimizeRX Corp.	4.28%
Backblaze, Inc.	4.15%

Key Fund Statistics

(as of September 30, 2025)

Fund Net Assets	$6,705,110
Number of Holdings	27
Total Net Advisory Fee	$0
Portfolio Turnover Rate	5.43%

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.perkinsfund.com/reports-to-investors/.

What did the Fund invest in?

(% of Net Assets as of September 30, 2025)

ITEM 1. (b) Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended September 30, 2025 (unaudited)

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

PERKINS DISCOVERY FUND

Schedule of InvestmentsSeptember 30, 2025 (unaudited)

		Shares	Value
97.99%	COMMON STOCKS

14.08%	BIOTECHNOLOGY
	Elutia, Inc.(A)	42,500	$37,834
	MDxHealth SA(A)	32,500	151,125
	Veracyte, Inc.(A)	16,500	566,445
	Vericel Corp.(A)	6,000	188,820
			944,224

8.50%	CONSUMER DISCRETIONARY
	Magnite, Inc.(A)	20,000	435,600
	Perion Network Ltd.(A)	14,000	134,400
			570,000

13.33%	HEALTH CARE DRUGS/SERVICES
	ANI Pharmaceuticals, Inc.(A)	6,350	581,660
	CryoPort, Inc.(A)	15,000	142,200
	NeoGenomics, Inc.(A)	22,000	169,840
			893,700

3.94%	HEALTH CARE MANUFACTURING
	AtriCure, Inc.(A)	7,500	264,375

17.89%	HEALTH CARE SUPPLIES
	Axogen, Inc.(A)	32,500	579,800
	BioLife Solutions, Inc.(A)	12,500	318,875
	Exagen, Inc.(A)	16,500	181,335
	TELA Bio, Inc.(A)	80,000	119,200
			1,199,210

8.13%	HEALTH CARE SUPPORT
	Natera, Inc.(A)	3,250	523,153
	Rockwell Medical, Inc.(A)	18,181	21,817
			544,970

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

PERKINS DISCOVERY FUND

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

		Shares	Value
7.36%	HEALTH CARE TECHNOLOGY
	Butterfly Network, Inc.(A)	60,500	$116,765
	OptimizeRX Corp.(A)	14,000	287,000
	Tactile Systems Technology, Inc.(A)	6,500	89,960
			493,725

12.26%	INFORMATION TECHNOLOGY
	Airgain, Inc.(A)	14,500	62,930
	Digi International, Inc.(A)	9,000	328,140
	Inuvo, Inc.(A)	45,750	160,583
	SkyWater Technology, Inc.(A)	14,500	270,570
			822,223

12.50%	SOFTWARE SERVICES
	Asure Software, Inc.(A)	25,000	205,000
	Backblaze, Inc.(A)	30,000	278,400
	ePlus, Inc.	5,000	355,050
			838,450

97.99%	TOTAL COMMON STOCKS		6,570,876
	(Cost: $3,575,836)

1.95%	MONEY MARKET FUND
	Fidelity Government Portfolio 4.04%(B)	130,823	130,823
	(Cost: $130,823)

99.94%	TOTAL INVESTMENTS
	(Cost: $3,706,659)		$6,701,699
0.06%	Other assets, net of liabilities		3,411
100.00%	NET ASSETS		$6,705,110

(A)Non-income producing.

(B)Effective 7 day yield as of September 30, 2025.

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

PERKINS DISCOVERY FUND

Statement of Assets and LiabilitiesSeptember 30, 2025 (unaudited)

ASSETS
Investments at value (cost of $3,706,659) (Note 1)	$6,701,699
Interest receivable	813
Receivable from investment advisor (Note 2)	9,225
Prepaid expenses	19,472
TOTAL ASSETS	6,731,209

LIABILITIES
Accrued accounting, administration and transfer agent fees	7,506
Accrued professional fees	12,558
Proxy expense	2,247
Other accrued liabilities	3,788
TOTAL LIABILITIES	26,099
NET ASSETS	$6,705,110

Net Assets Consist of:
Paid-in capital	3,294,413
Distributable earnings	3,410,697
Net Assets	$6,705,110

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	129,869
Net Asset Value and Offering Price Per Share	$51.63
Redemption Price Per Share*	$51.11

* Redemption Price includes fee of 1% per share on the proceeds redeemed within 45 days of purchase.

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

PERKINS DISCOVERY FUND

Statement of OperationsSix Months Ended September 30, 2025 (unaudited)

INVESTMENT INCOME
Dividends	$1,250
Interest	4,155
Total investment income	5,405

EXPENSES
Investment advisory fees (Note 2)	30,942
12b-1 fees (Note 2)	7,735
Recordkeeping and administrative services (Note 2)	20,868
Professional fees (Note 2)	21,326
Custody fees	1,830
Transfer agent fees (Note 2)	12,048
Fund accounting fees	17,429
Filing and registration fees	14,259
Trustee fees	7,217
Compliance fees (Note 2)	4,818
Shareholder reports	15,602
Shareholder servicing	2,468
Insurance	1,378
Proxy expenses	2,642
Other expenses	7,371
Total expenses	167,933
Investment advisory fee waivers and reimbursed expenses (Note 2)	(87,937)
Net expenses	79,996
Net investment income (loss)	(74,591)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	256,271
Net change in unrealized appreciation (depreciation) of investments	905,209
Net realized and unrealized gain (loss) on investments	1,161,480

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,086,889

PERKINS DISCOVERY FUND

Statements of Changes in Net Assets

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

	Six Months Ended September 30, 2025 (unaudited)	Year Ended March 31, 2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(74,591)	$(181,071)
Net realized gain (loss) on investments	256,271	824,122
Net change in unrealized appreciation (depreciation) of investments	905,209	(775,342)
Increase (decrease) in net assets from operations	1,086,889	(132,291)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares purchased	23,820	263,960
Shares redeemed(A)	(517,145)	(1,631,768)
Increase (decrease) in net assets from capital stock transactions	(493,325)	(1,367,808)

NET ASSETS
Increase (decrease) during period	593,564	(1,500,099)
Beginning of period	6,111,546	7,611,645
End of period	$6,705,110	$6,111,546

(A) Includes redemption fees of:	$4	$187

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

PERKINS DISCOVERY FUND

Financial Highlights

See Notes to Financial Statements

FINANCIAL STATEMENTS | September 30, 2025

	Six Months Ended September 30, 2025 (unaudited)		Years Ended March 31,
			2025		2024		2023	2022	2021

Net asset value, beginning of period	$43.36		$44.76		$44.56		$51.55	$104.12	$39.34
Investment activities
Net investment income (loss)(1)	(0.55)		(1.16)		(1.04)		(1.05)	(2.23)	(1.80)
Net realized and unrealized gain (loss) on investments	8.82		(0.24)		1.18		(5.24)	(29.64)	67.94
Total from investment activities	8.27		(1.40)		0.14		(6.29)	(31.87)	66.14
Distributions
Net realized gain	—		—		—		(0.70)	(20.76)	(1.47)
Total distributions	—		—		—		(0.70)	(20.76)	(1.47)
Paid-in capital from redemption fees	—	(2)	—	(2)	0.06		— (2)	0.06	0.11
Net asset value, end of period	$51.63		$43.36		$44.76		$44.56	$51.55	$104.12
Total Return(3)	19.07%		(3.13%)		0.45%		(12.02%)	(34.86%)	169.16%

Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross	5.43	%(5)	4.75	%(5)	4.48%		4.10%	2.59%	3.09	%(5)
Expenses, net of waiver or recovery (Note 2)	2.59	%(5)	2.56	%(5)	2.50%		2.50%	2.50%	2.59	%(5)
Net investment income (loss)	(2.41%)		(2.50%)		(2.43%)		(2.43%)	(2.50%)	(2.54%)
Portfolio turnover rate(3)	5.43%		10.08%		0.00	%(6)	2.12%	8.18%	46.80%
Net assets, end of period (000’s)	$6,705		$6,112		$7,612		$8,546	$11,366	$25,564

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Less than $0.005 per share.

(3)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Gross and net expenses reflect the effect of proxy expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses would have been: 5.34% and 2.50% for the six months ended September 30, 2025; 4.69% and 2.50% for the year ended March 31, 2025; and 3.00% and 2.50% for the year ended March 31, 2021, respectively.

(6)Ratio is zero due to the Fund not purchasing any long-term securities during the year.

PERKINS DISCOVERY FUND

Selected Per Share Data Throughout Each Period

FINANCIAL STATEMENTS | September 30, 2025

PERKINS DISCOVERY FUND

Notes to Financial StatementsSeptember 30, 2025 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Perkins Discovery Fund (the “Fund”) is a diversified series of the World Funds Trust (“the Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007. The Fund was established on April 9, 1998 as a series of Professionally Managed Portfolios. On October 26, 2012, the Fund reorganized as a separate series of the Trust.

The Fund’s objective is to seek long-term capital appreciation.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Perkins Capital Management, Inc. (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Fund. The Fund and the Advisor are parties to expense agreements as disclosed in the Notes to the Financial Statements, and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investments in securities included on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity)

FINANCIAL STATEMENTS | September 30, 2025

PERKINS DISCOVERY FUND

Notes to Financial Statements - continuedSeptember 30, 2025 (unaudited)

are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS | September 30, 2025

PERKINS DISCOVERY FUND

Notes to Financial Statements - continuedSeptember 30, 2025 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of September 30, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,570,876	$—	$—	$6,570,876
Money Market Fund	130,823	—	—	130,823
	$6,701,699	$—	$—	$6,701,699

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector. The Fund held no Level 3 securities at any time during the six months ended September 30, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

FINANCIAL STATEMENTS | September 30, 2025

PERKINS DISCOVERY FUND

Notes to Financial Statements - continuedSeptember 30, 2025 (unaudited)

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended September 30, 2025, there were no such reclassifications.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment advisory services to the Fund for an investment advisory fee equal to 1.00% of the Fund’s daily net assets.

The Advisor earned and waived management fees and reimbursed Fund expenses for the six months ended September 30, 2025 as follows:

Management Fees Earned	Management Fees Waived	Expenses Reimbursed
$30,942	$30,942	$56,995

The Advisor has contractually agreed to reduce its fees and/or reimburse Fund expenses until July 31, 2026 to keep Total Annual Operating Expenses (exclusive of interest, distribution and service fees pursuant to a Rule 12b-1 Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding 2.25% of the Fund’s daily net asset assets. The expense limitation agreement may be terminated prior to July 31, 2026 by the Advisor and the Board only by mutual written consent. Each waiver and/or

FINANCIAL STATEMENTS | September 30, 2025

PERKINS DISCOVERY FUND

Notes to Financial Statements - continuedSeptember 30, 2025 (unaudited)

reimbursement of an expense by the Advisor is subject to repayment by the Fund within three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

The total amount of recoverable reimbursements for the Fund as of September 30, 2025, and expiration dates, was as follows:

Recoverable Reimbursements and Expiration Dates
2026	2027	2028	2029	Total
$139,181	$153,954	$158,925	$87,937	$539,997

The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 (the “12b-1 Plan”) of the 1940 Act. Pursuant to the 12b-1 Plan, the Fund may finance certain activities primarily intended to result in the sale of the Fund’s shares. The 12b-1 Plan provides that the Fund may pay a fee up to a maximum annual rate of 0.25% of the daily net assets of the Fund as compensation for certain shareholder service and distribution related activities. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The Fund has adopted a shareholder service plan. Under a shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in the Fund; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

FINANCIAL STATEMENTS | September 30, 2025

PERKINS DISCOVERY FUND

Notes to Financial Statements - continuedSeptember 30, 2025 (unaudited)

For the six months ended September 30, 2025, the following expenses were incurred:

Type of Plan	Fees Incurred
12b-1	$7,735
Shareholder Services	2,468

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the six months ended September 30, 2025, the following fees were paid by the Fund to CFS:

Administrator	Transfer Agent	Fund Accountant
$17,870	$11,921	$14,136

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund. For the six months ended September 30, 2025, Watermark received $4,818 in fees incurred by the Fund.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the six months ended September 30, 2025 were as follows:

Purchases	Sales
$327,012	$975,357

FINANCIAL STATEMENTS | September 30, 2025

PERKINS DISCOVERY FUND

Notes to Financial Statements - continuedSeptember 30, 2025 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

There were no distributions paid during the six months ended September 30, 2025, and the year ended March 31, 2025.

As of September 30, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Net investment income (loss)	$(120,818)
Accumulated realized gain (loss)	536,475
Net unrealized appreciation (depreciation) on investments	2,995,040
$3,410,697

As of September 30, 2025, the cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$3,698,022	$3,813,055	$(818,015)	$2,995,040

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Fund were:

	Six Months Ended September 30, 2025	Year Ended March 31, 2025
Shares sold	501	5,680
Shares redeemed	(11,582)	(34,773)
Net increase (decrease)	(11,081)	(29,093)

FINANCIAL STATEMENTS | September 30, 2025

PERKINS DISCOVERY FUND

Notes to Financial Statements - continuedSeptember 30, 2025 (unaudited)

NOTE 6 – RISK OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued and noted no additional items require disclosure.

FINANCIAL STATEMENTS | September 30, 2025

PERKINS DISCOVERY FUND

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statement of Operations and Note 2 for remuneration paid to Officers. See the Statement of Operations for remuneration paid to Trustees.

Statement Regarding Basis of Approval of Investment Advisory Contract

INVESTMENT ADVISORY AGREEMENT APPROVAL

At a meeting held on June 18-19, 2025 (the “Meeting”), the Board of Trustees (the “Board) of World Funds Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Perkins Advisory Agreement”) between the Trust, with respect to the Perkins Discovery Fund (the “Fund”) and Perkins Capital Management, Inc. (“Perkins”). The Board reflected on its discussions regarding the Perkins Advisory Agreement and the manner in which the Fund was managed with representatives from Perkins at the Meeting.

The Board reviewed among other things, a memorandum from the Trust’s legal counsel (“Counsel”) that summarized the fiduciary duties and responsibilities of the Trustees regarding the renewal of the Perkins Advisory Agreement, Perkins’ 15(c) Response, Perkins’ financial information, a fee comparison analysis for the Fund and comparable mutual funds, and the Perkins Advisory Agreement. The Trustees reviewed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Perkins Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Perkins; (ii) the investment performance of the Fund and Perkins; (iii) the costs of the services provided and profits realized by Perkins from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Perkins’ practices regarding possible conflicts of interest.

FINANCIAL STATEMENTS | September 30, 2025

PERKINS DISCOVERY FUND

Supplemental Information (unaudited) - continued

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in Perkins’ presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Perkins Advisory Agreement, including: (i) reports regarding the services provided to the Fund and its shareholders by Perkins; (ii) quarterly assessments of the investment performance of the Fund by personnel of Perkins; (iii) commentary on the reasons for the performance; (iv) presentations by Perkins on its investment strategy, personnel and operations; (v) compliance reports concerning the Fund and Perkins; (vi) disclosure information contained in the Fund’s registration statement of the Trust and the Form ADV of Perkins; and (vii) the memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Perkins Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Perkins, including financial information, a description of its personnel and the services provided to the Fund, information on investment advice, performance, summaries of Fund expenses, its compliance program, current legal matters (if any), and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) benefits to be realized by Perkins from its relationship with the Fund.

The Board did not identify any particular information that was most relevant to its consideration to approve the Perkins Advisory Agreement, and each Trustee may have afforded different weight to the various factors. The Trustees considered numerous factors, including:

1.Nature, Extent, and Quality of the Services Provided by Perkins.

In considering the nature, extent, and quality of the services provided by Perkins, the Trustees reviewed the responsibilities of Perkins under the Perkins Advisory Agreement. The Trustees reviewed the services provided by Perkins to the Fund, including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its process for formulating investment recommendations and assuring compliance

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PERKINS DISCOVERY FUND

Supplemental Information (unaudited) - continued

with the Fund’s investment objective, strategies, and limitations, as well as for ensuring compliance with regulatory requirements; its coordination of services for the Fund among the Fund’s service providers; and its efforts to promote the Fund and grow its assets, subject to limitations and asset class constrains discussed with the Board. The Trustees evaluated Perkins’ personnel, focusing on the education and experience of its compliance and portfolio management personnel. The Trustees noted that Mr. Daniel S. Perkins has been a co-portfolio manager to the Fund since its inception in 1998 and was a co-founder of Perkins in 1984. They also noted that Mr. Richard C. Perkins has been actively involved in the investment research process at Perkins for many years and was named a portfolio manager for the Fund in 2018. The Trustees considered Mr. Richard C. Perkins’ tenure with Perkins, noting that he joined the firm in 1990. The Trustees considered Perkins’ decision to extend the expense limitation agreement in place for the Fund through at least July 31, 2026, and the benefits shareholders should receive from such agreement. The Trustees reflected on their meetings throughout the year with the representatives from Perkins. The Trustees considered information from Perkins relating to the specific skill set of the portfolio managers implementing the Fund’s investment strategy. After reviewing the foregoing information and further information in the materials provided by Perkins (including its Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by Perkins was satisfactory and adequate for the Fund.

2.Investment Performance of the Perkins Discovery Fund and Perkins.

In considering the investment performance of the Fund and Perkins, the Trustees compared the performance of the Fund with several relevant indices and to funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data selected by Broadridge using data from Morningstar, Inc. The Trustees noted that Morningstar’s Small Growth category consists of 29 funds (the “Custom Category”) and that the Fund’s peer group was derived by Broadridge by screening funds in Morningstar’s Small Growth category, which resulted in a peer group of 15 funds (“Peer Group”). The Trustees considered that the Fund underperformed the S&P 500 Index and the median of its Peer Group for the one-year period ended March 31, 2025 but outperformed the Custom Category for the one-year period ending March 31, 2025. The Fund underperformed the S&P 500 Index and the median of its Peer Group and Custom Category for the three-year, five-year and ten-year periods ended March 31, 2025. The Trustees also considered the performance of the Fund compared to the Dow Jones US Micro-Cap Total Stock Market Index, the Russell 2000 Index and the NASDAQ Composite Index, and a composite of

FINANCIAL STATEMENTS | September 30, 2025

PERKINS DISCOVERY FUND

Supplemental Information (unaudited) - continued

separate accounts managed by Perkins (“PCM Equity Composite”) The Trustees noted that the Fund outperformed the Dow Jones US Micro-Cap Total Stock Market Index for all periods since inception, except the year to date period ending March 31, 2025; the Fund underperformed the Russell 2000 Index and NASDAQ Composite Index for all periods through March 31, 2025, except the Fund outperformed the Russell 2000 Index in the one-year period ending March 31, 2025 and the Fund outperformed both of these indices since inception; and the Fund outperformed the PCM Equity Composite for the one-year and five-year periods ending March 31, 2025, but underperformed for the year-to-date, three-year, and ten-year periods ending March 31, 2025. The Board considered both the short- and long-term performance record of the Fund, the experience of the portfolio management team and the volatile nature of funds that focus their investments in a concentrated portfolio of small- and micro-cap companies. The Trustees also observed that the PCM Equity Composite includes micro-cap, mid-cap, large-cap and mixed accounts, the investment objective, time horizon and number of different securities in a portfolio may vary and noted Perkins’ opinion that there is not a composite or group of accounts that is managed exactly the same as the Fund. After discussing the investment performance of the Fund further, Perkins’ experience managing the Fund, and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Fund and Perkins was satisfactory, but noted that it would continue to monitor the Fund’s performance.

3.Costs of the Services Provided and Profits Realized by Perkins.

In considering the costs of the services provided and profits realized by Perkins from the relationship with the Fund, the Trustees considered: Perkins’ financial condition and the level of commitment to the Fund by the principals of Perkins; the asset level of the Fund; the overall expenses of the Fund; and the nature and frequency of projected advisory fee payments. The Trustees reviewed information provided by Perkins regarding its profits associated with managing the Fund. The Board noted that the management of the Fund was not profitable to Perkins in 2023 and 2024. The Board considered the advisory fee and total expense ratio of the Fund compared to its Custom Category and Peer Group median noting that the Fund’s advisory fee was higher than the Custom Category and Peer Group medians, and that its gross and net expense ratios were higher than the Custom Category and Peer Group medians. However, the Board noted that the Fund’s advisory fee was within the range of advisory fees charged by its Peer Group. The Trustees also recognized that Perkins has agreed to continue its expense limitation agreement for the Fund through at least July 31, 2026, which reduces the overall fees paid by shareholders. Based on the foregoing,

FINANCIAL STATEMENTS | September 30, 2025

PERKINS DISCOVERY FUND

Supplemental Information (unaudited) - continued

the Board concluded that the fees paid to Perkins by the Fund, in light of all the facts and circumstances, were fair and reasonable in relation to the nature, extent and quality of the services provided by Perkins.

4.Economies of Scale.

The Board next considered the impact of economies of scale resulting from increases of the size of the Fund and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Trustees considered that while the advisory fee will remain the same at all asset levels, the Fund’s shareholders had experienced benefits as a result of the Fund’s expense limitation arrangement. The Trustees noted that the Fund’s shareholders will continue to experience benefits from the expense limitation arrangement through at least July 31, 2026 to the extent that the Fund’s expenses increase above the agreed upon cap. The Trustees also noted Perkins’ intention to close the Fund to new investors when its total assets reach $100 million. The Board observed that at the Fund’s current assets, there would be limited benefit of any breakpoints in Perkins fee schedule. The Trustees considered that the Fund’s shareholders may benefit from economies of scale under the Fund’s agreements with service providers other than Perkins, if the Fund’s assets grow to a level where breakpoints are applicable. The Trustees noted that at the current asset levels the Fund’s shareholders would not realize any economies of scale, that the expense limitation agreement has reduced expenses, and that Perkins had agreed to extend the expense limitation arrangement in place through at least July 31, 2026. In light of its ongoing consideration of the Fund’s asset levels, expectations for growth in the Fund, and fee levels, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature, extent and quality of the services provided by Perkins.

5.Practices Regarding Possible Conflicts of Interest and Benefits to Perkins.

In considering Perkins practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of Perkins’ code of ethics. The Trustees considered that Perkins intends to continue to utilize soft dollars through Fund transactions, and Perkins will continue to benefit from the publicity of managing a registered public fund. The Trustees also considered Perkins may benefit by using the Fund as an investment option for some of its smaller client accounts. Based on the

FINANCIAL STATEMENTS | September 30, 2025

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Supplemental Information (unaudited) - continued

foregoing, the Board determined that Perkins’ standards and practices relating to the identification and mitigation of possible conflicts of interest, as well as the benefits derived by Perkins from managing the Fund, were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board concluded that the compensation payable under the Perkins Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all of the surrounding circumstances, and determined that the best interests of the shareholders of the Fund were served by the renewal of the Perkins Advisory Agreement.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes the investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR – Not applicable.
(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.
(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 8, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 8, 2025

* Print the name and title of each signing officer under his or her signature.